PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
PROPERTY AND EQUIPMENT
Machinery and equipment (2-3 years)	$ 1,498,355	$ 654,798	$ 355,272
Leasehold improvements (5 years)	3,612	3,612	3,612
Furniture and fixtures (5 years)	26,855	26,855	26,855
Less: accumulated depreciation	(575,444)	(356,761)	(257,068)
Property and equipment, net	$ 953,378	$ 328,504	$ 128,671